UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS + - 101.0%

                AEROSPACE & DEFENSE - 5.7%
      246,700   Honeywell International Inc. ...................   $  10,090,030
      175,100   United Technologies Corp. ......................      11,092,585
                                                                   -------------
                                                                      21,182,615
                                                                   -------------
                AIR FREIGHT & LOGISTICS - 3.0%
      101,500   FedEx Corp. ....................................      11,031,020
                                                                   -------------
                BIOTECHNOLOGY - 3.2%
       86,300   Amgen, Inc.* ...................................       6,173,039
       66,400   Genentech, Inc.* ...............................       5,491,280
                                                                   -------------
                                                                      11,664,319
                                                                   -------------
                CAPITAL MARKETS - 10.5%
       55,100   Bear Stearns Companies (The), Inc. .............       7,719,510
       60,900   Goldman Sachs Group (The), Inc. ................      10,302,453
       74,100   Legg Mason, Inc. ...............................       7,473,726
      178,400   Lehman Brothers Holdings, Inc. .................      13,176,624
                                                                   -------------
                                                                      38,672,313
                                                                   -------------
                COMMERCIAL BANKS - 5.6%
      267,400   Wachovia Corp. .................................      14,920,920
      156,500   Wells Fargo & Company ..........................       5,662,170
                                                                   -------------
                                                                      20,583,090
                                                                   -------------
                COMMUNICATIONS EQUIPMENT - 9.2%
      244,000   Cisco Systems, Inc.* ...........................       5,612,000
      231,500   Corning, Inc.* .................................       5,650,915
      484,000   Motorola, Inc. .................................      12,100,000
      253,400   QUALCOMM, Inc. .................................       9,211,090
      126,800   Tellabs, Inc.* .................................       1,389,728
                                                                   -------------
                                                                      33,963,733
                                                                   -------------
                COMPUTERS & PERIPHERALS - 2.6%
      125,800   Apple Computer, Inc.* ..........................       9,690,374
                                                                   -------------
                DIVERSIFIED FINANCIAL SERVICES - 6.8%
      261,300   Bank of America Corp. ..........................      13,997,841
      117,600   CIT Group, Inc. ................................       5,718,888
      110,500   Citigroup, Inc. ................................       5,488,535
                                                                   -------------
                                                                      25,205,264
                                                                   -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
      196,900   Verizon Communications, Inc. ...................       7,310,897
                                                                   -------------
                ENERGY EQUIPMENT & SERVICES - 2.8%
       50,800   Baker Hughes, Inc. .............................       3,464,560
      103,200   BJ Services Company ............................       3,109,416
       58,600   Schlumberger Ltd. ..............................       3,634,958
                                                                   -------------
                                                                      10,208,934
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                      MARKET
    SHARES                                                             VALUE
--------------                                                     -------------

COMMON STOCKS + - CONTINUED

                FOOD & STAPLES RETAILING - 1.3%
      147,500   CVS Corp. ......................................   $   4,737,700
                                                                   -------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
      104,000   Medtronic, Inc. ................................       4,829,760
       53,900   Zimmer Holdings, Inc.* .........................       3,638,250
                                                                   -------------
                                                                       8,468,010
                                                                   -------------
                HEALTH CARE PROVIDERS & SERVICES - 3.6%
      127,050   Coventry Health Care, Inc.* ....................       6,545,616
      141,300   UnitedHealth Group, Inc. .......................       6,951,960
                                                                   -------------
                                                                      13,497,576
                                                                   -------------
                HOTELS, RESTAURANTS & LEISURE - 3.8%
       98,300   Harrah's Entertainment, Inc. ...................       6,530,069
      189,600   MGM MIRAGE* ....................................       7,487,304
                                                                   -------------
                                                                      14,017,373
                                                                   -------------
                HOUSEHOLD DURABLES - 2.4%
       74,700   Centex Corp. ...................................       3,930,714
      113,100   Lennar Corp., Class A ..........................       5,117,775
                                                                   -------------
                                                                       9,048,489
                                                                   -------------
                HOUSEHOLD PRODUCTS - 2.0%
      118,400   Procter & Gamble (The) Company .................       7,338,432
                                                                   -------------
                INDUSTRIAL CONGLOMERATES - 2.4%
      255,200   General Electric Company .......................       9,008,560
                                                                   -------------
                MACHINERY - 3.4%
      148,300   Caterpillar, Inc. ..............................       9,758,140
       32,900   Deere & Company ................................       2,760,639
                                                                   -------------
                                                                      12,518,779
                                                                   -------------
                MEDIA - 0.8%
       81,500   Comcast Corp., Class A* ........................       3,003,275
                                                                   -------------
                MULTILINE RETAIL - 3.6%
      116,400   Federated Department Stores, Inc. ..............       5,029,644
       96,800   Nordstrom, Inc. ................................       4,094,640
       74,300   Target Corp. ...................................       4,105,075
                                                                   -------------
                                                                      13,229,359
                                                                   -------------
                OIL, GAS & CONSUMABLE FUELS - 2.9%
       56,600   Chevron Corp. ..................................       3,671,076
      289,400   Williams Companies (The), Inc. .................       6,907,978
                                                                   -------------
                                                                      10,579,054
                                                                   -------------
                PHARMACEUTICALS - 2.7%
      357,000   Pfizer, Inc. ...................................      10,124,520
                                                                   -------------


Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)


                                                                     MARKET
    SHARES                                                            VALUE
--------------                                                    -------------

COMMON STOCKS + - CONTINUED

                ROAD & RAIL - 3.7%
      136,100   Burlington Northern Santa Fe Corp. ............   $   9,995,184
       40,200   Union Pacific Corp. ...........................       3,537,600
                                                                  -------------
                                                                     13,532,784
                                                                  -------------
                SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 4.8%
      215,800   Broadcom Corp., Class A* ......................       6,547,372
      335,000   Texas Instruments, Inc. .......................      11,138,750
                                                                  -------------
                                                                     17,686,122
                                                                  -------------
                SOFTWARE - 3.7%
      324,700   BEA Systems, Inc.* ............................       4,935,440
      212,600   Microsoft Corp. ...............................       5,810,358
      132,800   Symantec Corp.* ...............................       2,825,984
                                                                  -------------
                                                                     13,571,782
                                                                  -------------
                SPECIALTY RETAIL - 3.1%
       77,000   Best Buy Company, Inc. ........................       4,124,120
      266,500   Lowe's Companies, Inc. ........................       7,477,990
                                                                  -------------
                                                                     11,602,110
                                                                  -------------
                WIRELESS TELECOMMUNICATION SERVICES - 3.1%
      208,100   ALLTEL Corp. ..................................      11,549,550
                                                                  -------------
                TOTAL COMMON STOCKS + .........................     373,026,034
                (Cost $384,448,735)                               -------------

                TOTAL INVESTMENTS - 101.0% ....................     373,026,034
                (Cost $384,448,735)**

                CALL OPTIONS WRITTEN - (1.8)% .................      (6,794,525)
                (Premiums received $7,497,600)

                NET OTHER ASSETS & LIABILITIES - 0.8% .........       2,981,349
                                                                  -------------
                NET ASSETS - 100.0% ...........................   $ 369,212,858
                                                                  =============

--------------------------------------------------------------------------------
       *    Non-income producing security.

      ** Aggregate cost for federal income tax and financial reporting purposes.

       + Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral.


  NUMBER OF                                                          MARKET
  CONTRACTS                                                           VALUE
-------------                                                     -------------

CALL OPTIONS WRITTEN - (1.8)%

                ALLTEL Corp. Call
        2,003   @ 60 due Oct 06 ...............................   $     (30,045)
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

  NUMBER OF                                                           MARKET
  CONTRACTS                                                            VALUE
--------------                                                    --------------

CALL OPTIONS WRITTEN - CONTINUED

                Amgen, Inc. Calls
          216   @ 75 due Jan 07 ...............................   $     (44,280)
          431   @ 80 due Jan 07 ...............................         (34,049)
                                                                  -------------
                                                                        (78,329)
                                                                  -------------
                Apple Computer, Inc. Call
          914   @ 85 due Jan 07 ...............................        (365,600)
                                                                  -------------
                Baker Hughes, Inc. Call
          508   @ 75 due Jan 07 ...............................        (147,320)
                                                                  -------------
                Bank of America Corp. Calls
          803   @ 55 due Jan 07 ...............................         (84,315)
        1,025   @ 55 due Feb 07 ...............................        (148,625)
                                                                  -------------
                                                                       (232,940)
                                                                  -------------
                BEA Systems, Inc. Call
        2,297   @ 17.5 due Mar 07 .............................        (183,760)
                                                                  -------------
                Bear Stearns Companies (The), Inc. Call
          551   @ 150 due Jan 07 ..............................        (206,625)
                                                                  -------------
                Best Buy Company, Inc. Calls
          581   @ 60 due Dec 06 ...............................         (76,692)
          189   @ 60 due Jan 07 ...............................         (34,965)
                                                                  -------------
                                                                       (111,657)
                                                                  -------------
                BJ Services Company Calls
          408   @ 35 due Jan 07 ...............................         (46,920)
          253   @ 37.5 due Jan 07 .............................         (16,445)
          371   @ 40 due Jan 07 ...............................         (12,985)
                                                                  -------------
                                                                        (76,350)
                                                                  -------------
                Broadcom Corp., Class A Call
        1,279   @ 37.5 due Jan 07 .............................        (115,110)
                                                                  -------------
                Burlington Northern Santa Fe Corp. Call
        1,361   @ 80 due Jan 07 ...............................        (319,835)
                                                                  -------------
                Caterpillar, Inc. Calls
          261   @ 75 due Nov 06 ...............................          (7,830)
          245   @ 75 due Jan 07 ...............................         (25,725)
          490   @ 72.5 due Feb 07 .............................        (102,900)
                                                                  -------------
                                                                       (136,455)
                                                                  -------------
                Centex Corp. Call
          747   @ 55 due Oct 06 ...............................         (63,495)
                                                                  -------------
                Chevron Corp. Calls
          283   @ 70 due Dec 06 ...............................         (22,640)
          283   @ 70 due Jan 07 ...............................         (36,790)
                                                                  -------------
                                                                        (59,430)
                                                                  -------------


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

  NUMBER OF                                                           MARKET
  CONTRACTS                                                            VALUE
--------------                                                    --------------

CALL OPTIONS WRITTEN - CONTINUED

                 Cisco Systems, Inc. Calls
          658    @ 25 due Oct 06 ..............................   $      (3,290)
        1,782    @ 25 due Jan 07 ..............................        (115,830)
                                                                  -------------
                                                                       (119,120)
                                                                  -------------
                 CIT Group, Inc. Calls
          580    @ 50 due Oct 06 ..............................         (46,400)
          596    @ 55 due Jan 07 ..............................         (44,700)
                                                                  -------------
                                                                        (91,100)
                                                                  -------------
                 Citigroup, Inc. Calls
          356    @ 52.5 due Dec 06 ............................         (10,680)
          562    @ 52.5 due Jan 07 ............................         (28,100)
                                                                  -------------
                                                                        (38,780)
                                                                  -------------
                 Comcast Corp., Class A Calls
          295    @ 37.5 due Nov 06 ............................         (26,550)
          390    @ 40 due Jan 07 ..............................         (25,350)
                                                                  -------------
                                                                        (51,900)
                                                                  -------------
                 Corning, Inc. Call
        1,143    @ 30 due Jan 07 ..............................         (62,865)
                                                                  -------------
                 Coventry Health Care, Inc. Calls
          635    @ 60 due Nov 06 ..............................         (12,700)
          635    @ 60 due Jan 07 ..............................         (44,450)
                                                                  -------------
                                                                        (57,150)
                                                                  -------------
                 CVS Corp. Call
        1,475    @ 35 due Jan 07 ..............................        (125,375)
                                                                  -------------
                 Deere & Company Call
          329    @ 90 due Jan 07 ..............................        (108,570)
                                                                  -------------
                 Federated Department Stores, Inc. Calls
          582    @ 45 due Nov 06 ..............................         (72,750)
          291    @ 45 due Feb 07 ..............................         (81,480)
                                                                  -------------
                                                                       (154,230)
                                                                  -------------
                 FedEx Corp. Call
        1,015    @ 120 due Jan 07 .............................        (228,375)
                                                                  -------------
                 Genentech, Inc. Call
          418    @ 90 due Dec 06 ..............................         (62,700)
                                                                  -------------
                 General Electric Company Call
        2,552    @ 37.5 due Mar 07 ............................        (165,880)
                                                                  -------------
                 Goldman Sachs Group (The ), Inc. Call
          550    @ 180 due Jan 07 .............................        (264,000)
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

  NUMBER OF                                                           MARKET
  CONTRACTS                                                            VALUE
--------------                                                    --------------

CALL OPTIONS WRITTEN - CONTINUED

                Harrah's Entertainment, Inc. Calls
          258   @ 75 due Jan 07 ...............................   $     (43,860)
          326   @ 72.5 due Feb 07 .............................         (94,540)
          259   @ 80 due Feb 07 ...............................         (27,195)
                                                                  -------------
                                                                       (165,595)
                                                                  -------------
                Honeywell International Inc. Call
        1,882   @ 45 due Jan 07 ...............................         (94,100)
                                                                  -------------
                Legg Mason, Inc. Calls
          332   @ 110 due Jan 07 ..............................        (116,200)
          331   @ 115 due Jan 07 ..............................         (80,268)
                                                                  -------------
                                                                       (196,468)
                                                                  -------------
                Lehman Brothers Holdings, Inc. Call
        1,261   @ 80 due Jan 07 ...............................        (302,640)
                                                                  -------------
                Lennar Corp., Class A Calls
          460   @ 50 due Nov 06 ...............................         (29,900)
          671   @ 55 due Nov 06 ...............................          (8,387)
                                                                  -------------
                                                                        (38,287)
                                                                  -------------
                Lowe's Companies, Inc. Calls
        1,665   @ 32.5 due Jan 07 .............................         (66,600)
          500   @ 32.5 due Apr 07 .............................         (45,000)
                                                                  -------------
                                                                       (111,600)
                                                                  -------------
                Medtronic, Inc. Calls
          437   @ 50 due Nov 06 ...............................         (17,480)
          603   @ 50 due Jan 07 ...............................         (54,270)
                                                                  -------------
                                                                        (71,750)
                                                                  -------------
                MGM MIRAGE Call
        1,422   @ 45 due Jan 07 ...............................        (156,420)
                                                                  -------------
                Microsoft Corp. Calls
          329   @ 27.5 due Oct 06 .............................         (11,515)
        1,260   @ 30 due Jan 07 ...............................         (31,500)
                                                                  -------------
                                                                        (43,015)
                                                                  -------------
                Motorola, Inc. Call
        2,692   @ 30 due Apr 07 ...............................        (215,360)
                                                                  -------------
                Nordstrom, Inc. Call
          726   @ 45 due Jan 07 ...............................        (163,350)
                                                                  -------------
                Pfizer, Inc. Call
        2,231   @ 30 due Jan 07 ...............................        (122,705)
                                                                  -------------
                Procter & Gamble (The) Company Call
        1,020   @ 65 due Jan 07 ...............................        (112,200)
                                                                  -------------


Page 6          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

  NUMBER OF                                                           MARKET
  CONTRACTS                                                            VALUE
--------------                                                    --------------

CALL OPTIONS WRITTEN - CONTINUED

                QUALCOMM, Inc. Calls
        1,502   @ 40 due Oct 06 ...............................   $     (30,040)
        1,032   @ 45 due Jan 07 ...............................         (56,760)
                                                                  -------------
                                                                        (86,800)
                                                                  -------------
                Schlumberger Ltd. Call
          560   @ 62.5 due Oct 06 .............................        (106,400)
                                                                  -------------
                Symantec Corp. Call
        1,328   @ 25 due Apr 07 ...............................        (112,880)
                                                                  -------------
                Target Corp. Calls
          185   @ 57.5 due Nov 06 .............................         (20,350)
          372   @ 60 due Jan 07 ...............................         (46,500)
                                                                  -------------
                                                                        (66,850)
                                                                  -------------
                Texas Instruments, Inc. Calls
        1,464   @ 35 due Oct 06 ...............................         (42,456)
          880   @ 37.5 due Jan 07 .............................         (70,400)
                                                                  -------------
                                                                       (112,856)
                                                                  -------------
                Union Pacific Corp. Call
          402   @ 95 due Jan 07 ...............................         (82,410)
                                                                  -------------
                United Technologies Corp. Calls
          393   @ 70 due Jan 07 ...............................         (27,510)
          392   @ 70 due Feb 07 ...............................         (41,160)
                                                                  -------------
                                                                        (68,670)
                                                                  -------------
                UnitedHealth Group, Inc. Call
        1,388   @ 60 due Jan 07 ...............................         (48,580)
                                                                  -------------
                Verizon Communications, Inc. Call
          985   @ 37.5 due Jan 07 .............................        (123,125)
                                                                  -------------
                Wachovia Corp. Calls
        1,337   @ 57.5 due Oct 06 .............................         (40,110)
          668   @ 57.5 due Jan 07 .............................         (90,180)
          669   @ 60 due Jan 07 ...............................         (43,485)
                                                                  -------------
                                                                       (173,775)
                                                                  -------------
                Wells Fargo & Company Call
        1,174   @ 37.5 due Jan 07 .............................         (88,050)
                                                                  -------------
                Williams Companies (The), Inc. Calls
        1,110   @ 25 due Jan 07 ...............................        (133,200)
        1,784   @ 27.5 due Jan 07 .............................         (83,848)
                                                                  -------------
                                                                       (217,048)
                                                                  -------------
                Zimmer Holdings, Inc. Call
          539   @ 75 due Jan 07 ...............................         (56,595)
                                                                  -------------
                TOTAL CALL OPTIONS WRITTEN ....................      (6,794,525)
                (Premiums received $7,497,600)                    =============


                See Notes to Quarterly Portfolio of Investments.          Page 7

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                               SEPTEMBER 30, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

B. OPTION CONTRACTS:

COVERED OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium will be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same option series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the ability of the Fund's sub-advisor, Fiduciary Asset Management, LLC to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                               SEPTEMBER 30, 2006

The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of September 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,237,488 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,660,189.

Written option activity for the period December 31, 2005 through September 30, 2006 was as follows:

                                                        NUMBER
                                                          OF
                                                      CONTRACTS      PREMIUMS
                                                      ---------    ------------
WRITTEN OPTIONS
Options outstanding at December 31, 2005 ..........      66,886    $  8,930,333
Stock Splits ......................................       4,458              --
Options written ...................................     569,373      88,821,756
Options expired ...................................     (83,880)     (6,464,825)
Options exercised .................................         (81)        (32,684)
Options closed ....................................    (489,584)    (83,756,980)
                                                      ---------    ------------
Options outstanding at September 30, 2006 .........      67,172    $  7,497,600
                                                      =========    ============

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              NOVEMBER 29, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.